OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details) - Third Parties	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current Portion
Business advances to officers and staffs	¥ 729,186	$ 104,272	¥ 797,263
Deposits for projects	1,222,880	174,870	1,433,882
VAT recoverable	4,103,781	586,833	1,139,075
Others	878,952	125,688	1,127,654
Allowance for credit losses	(682,037)	(97,530)	(736,993)	$ (105,389)	¥ (800,374)
Other receivable, net	¥ 6,252,762	$ 894,133	¥ 3,760,881